Capital and Reserves (Details) - Schedule of Issued Share Capital		Jan. 19, 2024 shares	Dec. 31, 2023 CHF (SFr) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CHF (SFr) shares
Schedule of Issued Share Capital [Line Items]
Number		637,460	1,477,785	1,477,785	59,003
Value (CHF) (in Francs and Dollars)			SFr 2,646	$ 2,956	SFr 236,011
Ordinary Shares Nominal Value [member]
Schedule of Issued Share Capital [Line Items]
Number	[1]		1,477,785	1,477,785	59,003
Value (CHF) (in Francs and Dollars)	[1]			$ 2,956	SFr 236,011

[1]	The par value of the common shares was reduced from CHF 4.00 and changed to USD 0.0001 following approval the Company’s special general meeting of October 31, 2023, and subsequently the board of directors in December 2023 consolidated the then common shares of par value $0.0001 each at a ratio of 20:1, into common shares of par value $0.002 each. In total the share capital was reduced by CHF 2,903,684 to CHF 2,646 (USD 2,956) and the amount of the reduction was credited to share premium.